Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill
Goodwill

14. Goodwill

        The movements in carrying amount of goodwill are as follows:

Goodwill
RMB
Balance as of January 1, 2015	60,000
Addition for acquisition—Zhengzhou Andaxin	17,807
Addition for acquisition—Explink	11,057
Addition for acquisition—Other investments	19,917

Balance as of December 31, 2015	108,781
Addition for acquisition—Feiyuan (Note 3(b))	210,669
Addition for acquisition—Ebatong (Note 3(b))	13,291
Addition for acquisition—Other investments	34,365

Balance as of December 31, 2016	367,106

        As stated in Note 3, the Group has acquired certain businesses during 2015 and 2016. The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill accordingly.

        The Group performed the annual impairment analysis as of the balance sheet date. There has been no impairment recognized in goodwill during the periods presented.